GS Mortgage-Backed Securities Trust 2021-PJ10 ABS-15G

Exhibit 99.2 - Schedule 5

QM ATR Data

Run Date - 10/05/2021 4:21:58 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Safe Harbor	No	XXXXXXXXXX	No	XXXXX	XXXXX	XXXXX	Employed		US Citizen		No
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Safe Harbor	No	XXXXXXXXXX	No	XXXXX	XXXXX	XXXXX	Self-Employed	Self-Employed	US Citizen	US Citizen	No
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM Safe Harbor	No	XXXXXXXXXX	No	XXXXX	XXXXX	XXXXX	Employed	Unemployed	US Citizen	US Citizen	Yes	XXXXX